Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 25,000,000
Due in Year Three	10,000,000
Advances From FHLB	$ 35,000,000	$ 38,138,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	1.98%
Weighted Rate, Two to Three Years from Balance Sheet Date	1.46%
Federal Home Loan Bank, Advances, Weighted Rate	1.83%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	$ 104,700,000	100,500,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 106,200,000	$ 96,700,000